Sep. 01, 2018
Supplement dated March 6, 2019
to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust
Columbia AMT-Free California Intermediate Muni Bond Fund	09/01/2018
Effective May 14, 2019 (the Effective Date), the Fund's name is changed to Columbia California Intermediate Municipal Bond Fund. Accordingly, on the Effective Date, all references in the Prospectus and Summary Prospectus to Columbia AMT-Free California Intermediate Muni Bond Fund are hereby deleted and replaced with Columbia California Intermediate Municipal Bond Fund. In addition, as of the Effective Date, the following changes are hereby made to the Fund's Prospectus and Summary Prospectus.
The first paragraph under the caption "Principal Investment Strategies" in the Fund's Summary Prospectus and under the same caption in the "Summary of the Fund" and "More Information About the Fund" sections of the Fund's Prospectus is hereby superseded and replaced in its entirety with the following paragraph:
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in securities that pay interest exempt from U.S. federal income tax (including the federal alternative minimum tax (AMT)) and California individual income tax. These securities are issued by or on behalf of the State of California and its political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers and by funds that invest in such securities. Qualified issuers include issuers located in U.S. territories, commonwealths and possessions, such as Guam, Puerto Rico and the U.S. Virgin Islands. The Fund may invest up to 20% of its net assets in securities that pay interest subject to U.S. federal income tax (including being subject to the federal AMT) and California individual income tax.
The rest of each section remains the same.

Supplement dated March 6, 2019
to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust
Columbia AMT-Free Georgia Intermediate Muni Bond Fund	09/01/2018
Effective May 14, 2019 (the Effective Date), the Fund's name is changed to Columbia Georgia Intermediate Municipal Bond Fund. Accordingly, on the Effective Date, all references in the Prospectus and Summary Prospectus to Columbia AMT-Free Georgia Intermediate Muni Bond Fund are hereby deleted and replaced with Columbia Georgia Intermediate Municipal Bond Fund. In addition, as of the Effective Date, the following changes are hereby made to the Fund's Prospectus and Summary Prospectus.
The first paragraph under the caption "Principal Investment Strategies" in the Fund's Summary Prospectus and under the same caption in the "Summary of the Fund" and "More Information About the Fund" sections of the Fund's Prospectus is hereby superseded and replaced in its entirety with the following paragraph:
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in securities that pay interest exempt from U.S. federal income tax (including the federal alternative minimum tax (AMT)) and Georgia individual income tax. These securities are issued by or on behalf of the State of Georgia and its political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers and by funds that invest in such securities. Qualified issuers include issuers located in U.S. territories, commonwealths and possessions, such as Guam, Puerto Rico and the U.S. Virgin Islands. The Fund may invest up to 20% of its net assets in securities that pay interest subject to U.S. federal income tax (including being subject to the federal AMT) and Georgia individual income tax.
The rest of each section remains the same.

Supplement dated March 6, 2019
to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust
Columbia AMT-Free Maryland Intermediate Muni Bond Fund	09/01/2018
Effective May 14, 2019 (the Effective Date), the Fund's name is changed to Columbia Maryland Intermediate Municipal Bond Fund. Accordingly, on the Effective Date, all references in the Prospectus and Summary Prospectus to Columbia AMT-Free Maryland Intermediate Muni Bond Fund are hereby deleted and replaced with Columbia Maryland Intermediate Municipal Bond Fund. In addition, as of the Effective Date, the following changes are hereby made to the Fund's Prospectus and Summary Prospectus.
The first paragraph under the caption "Principal Investment Strategies" in the Fund's Summary Prospectus and under the same caption in the "Summary of the Fund" and "More Information About the Fund" sections of the Fund's Prospectus is hereby superseded and replaced in its entirety with the following paragraph:
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in securities that pay interest exempt from U.S. federal income tax (including the federal alternative minimum tax (AMT)) and Maryland individual income tax. These securities are issued by or on behalf of the State of Maryland and its political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers and by funds that invest in such securities. Qualified issuers include issuers located in U.S. territories, commonwealths and possessions, such as Guam, Puerto Rico and the U.S. Virgin Islands. The Fund may invest up to 20% of its net assets in securities that pay interest subject to U.S. federal income tax (including being subject to the federal AMT) and Maryland individual income tax.

The rest of each section remains the same.

Supplement dated March 6, 2019
to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund	09/01/2018
Effective May 14, 2019 (the Effective Date), the Fund's name is changed to Columbia North Carolina Intermediate Municipal Bond Fund. Accordingly, on the Effective Date, all references in the Prospectus and Summary Prospectus to Columbia AMT-Free North Carolina Intermediate Muni Bond Fund are hereby deleted and replaced with Columbia North Carolina Intermediate Municipal Bond Fund. In addition, as of the Effective Date, the following changes are hereby made to the Fund's Prospectus and Summary Prospectus.
The first paragraph under the caption "Principal Investment Strategies" in the Fund's Summary Prospectus and under the same caption in the "Summary of the Fund" and "More Information About the Fund" sections of the Fund's Prospectus is hereby superseded and replaced in its entirety with the following paragraph:
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in securities that pay interest exempt from U.S. federal income tax (including the federal alternative minimum tax (AMT)) and North Carolina individual income tax. These securities are issued by or on behalf of the State of North Carolina and its political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers and by funds that invest in such securities. Qualified issuers include issuers located in U.S. territories, commonwealths and possessions, such as Guam, Puerto Rico and the U.S. Virgin Islands. The Fund may invest up to 20% of its net assets in securities that pay interest subject to U.S. federal income tax (including being subject to the federal AMT) and North Carolina individual income tax.
The rest of each section remains the same.

Supplement dated March 6, 2019
to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund	09/01/2018
Effective May 14, 2019 (the Effective Date), the Fund's name is changed to Columbia South Carolina Intermediate Municipal Bond Fund. Accordingly, on the Effective Date, all references in the Prospectus and Summary Prospectus to Columbia AMT-Free South Carolina Intermediate Muni Bond Fund are hereby deleted and replaced with Columbia South Carolina Intermediate Municipal Bond Fund. In addition, as of the Effective Date, the following changes are hereby made to the Fund's Prospectus and Summary Prospectus.
The first paragraph under the caption "Principal Investment Strategies" in the Fund's Summary Prospectus and under the same caption in the "Summary of the Fund" and "More Information About the Fund" sections of the Fund's Prospectus is hereby superseded and replaced in its entirety with the following paragraph:
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in securities that pay interest exempt from U.S. federal income tax (including the federal alternative minimum tax (AMT)) and South Carolina individual income tax. These securities are issued by or on behalf of the State of South Carolina and its political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers and by funds that invest in such securities. Qualified issuers include issuers located in U.S. territories, commonwealths and possessions, such as Guam, Puerto Rico and the U.S. Virgin Islands. The Fund may invest up to 20% of its net assets in securities that pay interest subject to U.S. federal income tax (including being subject to the federal AMT) and South Carolina individual income tax.

The rest of each section remains the same.

Supplement dated March 6, 2019
to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust
Columbia AMT-Free Virginia Intermediate Muni Bond Fund	09/01/2018
Effective May 14, 2019 (the Effective Date), the Fund's name is changed to Columbia Virginia Intermediate Municipal Bond Fund. Accordingly, on the Effective Date, all references in the Prospectus and Summary Prospectus to Columbia AMT-Free Virginia Intermediate Muni Bond Fund are hereby deleted and replaced with Columbia Virginia Intermediate Municipal Bond Fund. In addition, as of the Effective Date, the following changes are hereby made to the Fund's Prospectus and Summary Prospectus.
The first paragraph under the caption "Principal Investment Strategies" in the Fund's Summary Prospectus and under the same caption in the "Summary of the Fund" and "More Information About the Fund" sections of the Fund's Prospectus is hereby superseded and replaced in its entirety with the following paragraph:
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in securities that pay interest exempt from U.S. federal income tax (including the federal alternative minimum tax (AMT)) and Virginia individual income tax. These securities are issued by or on behalf of the Commonwealth of Virginia and its political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers and by funds that invest in such securities. Qualified issuers include issuers located in U.S. territories, commonwealths and possessions, such as Guam, Puerto Rico and the U.S. Virgin Islands. The Fund may invest up to 20% of its net assets in securities that pay interest subject to U.S. federal income tax (including being subject to the federal AMT) and Virginia individual income tax.

The rest of each section remains the same.